CONTINGENCIES AND COMMITMENTS	3 Months Ended
Nov. 30, 2021
Disclosure of contingent liabilities [abstract]
CONTINGENCIES AND COMMITMENTS [Text Block]

9. CONTINGENCIES AND COMMITMENTS

The Company's remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $247 to February 2024.

From period end the Company's aggregate commitments are as follows:

Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$117	$130	$-	$-	$247
Environmental Bonds	38	75	66	-	179
Convertible Notes (Note 6)	21,364	-	-	-	21,364
Sprott Facility (Note 5)	3,883	-	-	-	3,883
Totals	$25,402	$205	$66	$-	$25,673

Africa Wide Legal Action

In April 2018, the Company completed a transaction whereby Maseve Investments 11 (Pty) Ltd. ("Maseve") was acquired (the "Maseve Sale Transaction") by Royal Bafokeng Platinum Ltd. ("RBPlats"). Maseve owned and operated the Maseve Mine. In September 2018, the Company reported receipt of a summons issued by Africa Wide Mineral Prospecting and Exploration Proprietary Limited ("Africa Wide") whereby Africa Wide instituted legal proceedings in South Africa against PTM RSA, RBPlats and Maseve in relation to the Maseve Sale Transaction. Africa Wide held 17.1% of the shares in Maseve prior to completion of the Maseve Sale Transaction. Africa Wide is seeking, at this late date, to set aside the closed Maseve Sale Transaction. RBPlats and the Company consulted with senior counsel, both during the negotiation of the Maseve Sale Transaction and regarding the current Africa Wide legal proceedings. The Company has received legal advice to the effect that the Africa Wide action is factually and legally defective. Various statements and discovery documents were filed during calendar 2021 and a trial to hear evidence occurred in the High Court of South Africa October 4 to October 8, 2021. Final Heads of Argument were filed in November 2021 and final arguments are to be heard by the High Court in March 2022, having been re-scheduled from January 2022 at the request of the High Court.